First Trust Core Investment Grade ETF Expense Example, No Redemption - First Trust Core Investment Grade ETF - First Trust Core Investment Grade ETF	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 57
Expense Example, No Redemption, 3 Years	179
Expense Example, No Redemption, 5 Years	313
Expense Example, No Redemption, 10 Years	$ 701